Bank credit lines, loan facilities and notes - Schedule of Principal Repayments (Details) - Senior Secured Term Loan - Senior Secured Term Loan - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Periodic principal payment	$ (7,441)	$ (7,440)	$ (7,441)	$ (7,440)	$ (7,440)	$ (7,441)	$ (2,014,882)	$ (275,000)	$ (250,000)	$ (300,000)	$ (150,000)	$ (250,000)
Annual principal payment	$ (29,762)				$ (2,304,763)				$ (950,000)